Summary of Significant Accounting Policies: Comprehensive Income, Policy (Policies)	12 Months Ended
Dec. 31, 2021
Policies
Comprehensive Income, Policy

(l)Comprehensive Income/Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at December 31, 2021, the Company has included the effect on translation of foreign operation in comprehensive income/loss.